Financial liabilities - Disclosure of Reconciliation of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities [abstract]
New lease contracts	€ 0	€ 0
Fixed interest expense	203	238	€ 288
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	5,530	6,519
Indexation effect on current lease commitment	376	252
Impact of discounting and accretion	(31)	(26)
Fixed interest expense	203	238
Repayment of lease	(996)	(1,331)
Early termination of lease contracts	0	(122)
Liabilities arising from financing activities at end of period	€ 5,081	€ 5,530	€ 6,519